Equity Investees (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Consolidated Financial Statements Related To Equity Investees

	Year Ended December 31,
	2014	2013	2012
Genesis’ share of operating earnings	$53,783	$33,152	$24,532
Amortization of excess purchase price	(10,648)	(10,477)	(10,187)
Net equity in earnings	$43,135	$22,675	$14,345
Distributions received	$75,528	$46,564	$38,809

Schedule Of Balance Sheet Information For Equity Investees

	December 31,
	2014	2013
BALANCE SHEET DATA:
Assets
Current assets	$42,135	$70,921
Fixed assets, net	1,015,305	1,028,808
Other assets	4,369	6,823
Total assets	$1,061,809	$1,106,552
Liabilities and equity
Current liabilities	$25,369	$55,918
Other liabilities	202,613	190,578
Equity	833,827	860,056
Total liabilities and equity	$1,061,809	$1,106,552

Schedule Of Operations For Equity Investees

	Year Ended December 31,
	2014	2013	2012
INCOME STATEMENT DATA:
Revenues	$246,265	$183,533	$162,267
Operating Income	$146,760	$102,107	$80,841
Net Income	$142,754	$99,357	$77,975